Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 10 – Commitments and Contingencies

Legal Proceedings

Canadian Class Action Lawsuit. Prior to the completion of our acquisition of Arrow Midstream Holdings, LLC (Arrow) on November 8, 2013, a train transporting over 50,000 barrels of crude oil produced in North Dakota derailed in Lac Megantic, Quebec, Canada on July 6, 2013. The derailment resulted in the death of 47 people, injured numerous others, and caused severe damage to property and the environment. In October 2013, certain individuals suffering harm in the derailment filed a motion to certify a class action lawsuit in the Superior Court for the District of Megantic, Province of Quebec, Canada, on behalf of all persons suffering loss in the derailment (the Class Action Suit).

In March 2014, the plaintiffs filed their fourth amended motion to name Arrow and numerous other energy companies as additional defendants in the class action lawsuit. The plaintiffs alleged, among other things, that Arrow (i) was a producer of the crude oil being transported on the derailed train, (ii) was negligent in failing to properly classify the crude delivered to the trucks that hauled the crude to the rail loading terminal, and (iii) owed a duty to the petitioners to ensure the safe transportation of the crude being transported. The motion to authorize the class action and motions in opposition were heard by the Court in June 2014. In June 2015, the Superior Court determined that the Class Action Suit proceeding should be allowed to proceed against certain respondents that have not contributed to the global settlement described below. Because Arrow is a contributing party to the global settlement, the Class Action Suit against Arrow has been stayed pending finalization of the global settlement plan in the United States and Canadian bankruptcy proceedings described below.

One of the defendants in the lawsuit, Montreal Main & Atlantic Railway (MM&A), filed bankruptcy actions in the U.S. Bankruptcy Court for the District of Maine and in the Canadian Bankruptcy Court. The bankruptcy trustees in the proceedings approached the respondents in the Class Action Suit (including Arrow) to contribute monetary damages to a global settlement for all claims, including any potential environmental damages, related to the Lac Megantic derailment. During the first quarter of 2015, Crestwood Midstream agreed to contribute to the global settlement in exchange for a release from all claims related to the derailment, including the Class Action Suit. In June 2015, the creditors in the Canadian bankruptcy proceeding voted unanimously in favor of the global settlement. The Canadian bankruptcy court approved the bankruptcy plan (including the global settlement) on July 13, 2015, and the United States bankruptcy court approved a modified version of the bankruptcy plan (including the global settlement) on October 9, 2015. Consistent with the modified plan approved in the US bankruptcy proceeding, the Canadian bankruptcy court also approved a modified bankruptcy plan on October 9, 2015. The US and Canadian bankruptcy proceedings were finalized in December 2015 and the funding of the settlement was complete. Crestwood Midstream’s contribution to the global settlement, in addition to associated legal fees, is fully covered by insurance, and since the global settlement is finalized, Arrow should not be exposed to additional damages relating to the derailment.

Additional lawsuits related to the derailment were filed and are pending in United States courts. However, all of lawsuits have been stayed as a result of the automatic stay arising from MM&A’s United States bankruptcy proceeding. Arrow has been named as a defendant in 39 lawsuits pending in three different courts; however, we expect these lawsuits to be dismissed with prejudice upon disbursement of funds to the victims. An order of dismissal has been signed by the judge. If an appeal of the order of dismissal is not filed by May 6, 2016, these cases will be dismissed.

Based on Crestwood Midstream’s contribution to the global settlement and since the global settlement was approved by both bankruptcy courts, we do not anticipate any material loss in this matter after considering insurance.

Simplification Merger Lawsuits. On May 20, 2015, Lawrence G. Farber, a purported unitholder of Crestwood Midstream, filed a complaint in the Southern District of the United States, Houston Division, as a putative class action on behalf of Crestwood Midstream’s unitholders, entitled Lawrence G. Farber, individually and on behalf of all others similarly situated v. Crestwood Midstream Partners LP, Crestwood Midstream GP LLC, Robert G. Phillips, Alvin Bledsoe, Michael G. France, Philip D. Gettig, Warren H. Gfellar, David Lumpkins, John J. Sherman, David Wood, Crestwood Equity Partners LP, Crestwood Equity GP LLC, CEQP ST Sub LLC, MGP GP, LLC, Crestwood Midstream Holdings LP, and Crestwood Gas Services GP LLC. This complaint alleges, among other things, that Crestwood Midstream’s general partner breached its fiduciary duties, certain individual defendants breached their fiduciary duties of loyalty and due care, and that other defendants aided and abetted such breaches.

On July 21, 2015, Isaac Aron, another purported unitholder of the Crestwood Midstream, filed a complaint in the Southern District of the United States, Houston Division, as a putative class action on behalf of Crestwood Midstream’s unitholders, entitled Isaac Aron, individually and on behalf of all others similarly situated vs. Robert G. Phillps, Alvin Bledsoe, Michael G. France, Philip D. Getting, Warren H. Gfeller, David Lumpkins, John J. Sherman, David Wood, Crestwood Midstream Partners, LP Crestwood Midstream Holdings LP, Crestwood Midstream GP LLC, Crestwood Gas Services GP, LLC, Crestwood Equity Partners LP, Crestwood Equity GP LLC, CEQP ST Sub LLC and MGP GP, LLC. The complaint alleges, among other things, that Crestwood Midstream’s general partner and certain individual defendants violated Sections 14(a) and 20(a) of the Securities Exchange Act of 1934 and Rule 14a-9 by filing an alleged incomplete and misleading Form S-4 Registration Statement with the SEC.

On August 12, 2015, the defendants filed a motion to consolidate the Farber and Aron cases, which the court granted on September 4, 2015. Farber subsequently dismissed his claims against all the defendants on September 16, 2015. Aron filed a motion for temporary restraining order and requested an expedited preliminary injunction hearing, which had been scheduled for September 23, 2015. On September 22, 2015, however, the parties entered into a memorandum of understanding (MOU) with respect to a proposed settlement of the Aron lawsuit. The settlement contemplated by the MOU is subject to a number of conditions, including notice to the class, limited confirmatory discovery and final court approval of the settlement. The defendants expect the court to approve the final settlement during the first half of 2016. The anticipated settlement of the MOU has not and will not have a material impact to our consolidated financial statements.

Property Taxes. Tres Palacios filed a lawsuit in Matagorda County for tax years 2011, 2012 and 2013 alleging that the Matagorda County Appraisal District (MCAD) assessed taxable value above the fair market value and on an unequal and non-uniform basis compared to other properties. In conjunction with its sale of Tres Palacios to Tres Holdings, Crestwood Equity retained liability for certain tax matters, including this litigation. In January 2015, Crestwood Equity received a refund related to the 2011 tax year at the conclusion of the litigation related to that tax year. For the 2012 and 2013 tax years, the MCAD asserted a taxable value that would result in property taxes of approximately $7 million for each of those years, while Tres Palacios asserted a taxable value that would result in property taxes of less than $2 million in each year. Tres Palacios paid approximately $8.6 million to Matagorda County in total for those two tax years. A bench trial was held in October 2015 related to the 2012 and 2013 tax years and the trial court has not issued a decision on those years. These lawsuits remain pending and the outcome is not yet determined.

General. We are periodically involved in litigation proceedings. If we determine that a negative outcome is probable and the amount of loss is reasonably estimable, then we accrue the estimated amount. The results of litigation proceedings cannot be predicted with certainty. We could incur judgments, enter into settlements or revise our expectations regarding the outcome of certain matters, and such developments could have a material adverse effect on our results of operations or cash flows in the period in which the amounts are paid and/or accrued. As of March 31, 2016 and December 31, 2015, both CEQP and CMLP had less than $0.1 million accrued for outstanding legal matters. Based on currently available information, we believe it is remote that future costs related to known contingent liability exposures for which we can estimate will exceed current accruals by an amount that would have a material adverse impact on our consolidated financial statements. As we learn new facts concerning contingencies, we reassess our position both with respect to accrued liabilities and other potential exposures.

Any loss estimates are inherently subjective, based on currently available information, and are subject to management’s judgment and various assumptions. Due to the inherently subjective nature of these estimates and the uncertainty and unpredictability surrounding the outcome of legal proceedings, actual results may differ materially from any amounts that have been accrued.

Regulatory Compliance

In the ordinary course of our business, we are subject to various laws and regulations. In the opinion of our management, compliance with current laws and regulations will not have a material effect on its results of operations, cash flows or financial condition.

Environmental Compliance

During 2014, we experienced three releases totaling approximately 28,000 barrels of produced water on our Arrow water gathering system located on the Fort Berthold Indian Reservation in North Dakota. We immediately notified the National Response Center, the Three Affiliated Tribes and numerous other regulatory authorities, and thereafter contained and cleaned up the releases completely and placed the impacted segments of these water lines back into service. In May 2015, we experienced a release of approximately 5,200 barrels of produced water on our Arrow water gathering system, immediately notified numerous regulatory authorities and other third parties, and thereafter contained and cleaned up the releases. We will continue our remediation efforts to ensure the impacted lands are restored to their prior state. We believe these releases are insurable events under our policies, and we have notified our carriers of these events. We have not recorded an insurance receivable as of March 31, 2016.

We may potentially be subject to fines and penalties as a result of the water releases. In October 2014, we received data requests from the Environmental Protection Agency (EPA) related to the 2014 water releases and we responded to the requests during the first half of 2015. In April 2015, the EPA issued a Notice of Potential Violation (NOPV) under the Clean Water Act relating to the 2014 water releases. We responded to the NOPV in May 2015, and have commenced settlement discussions with the EPA concerning the NOPV. On March 3, 2015, we received a grand jury subpoena from the United States Attorney’s Office in Bismarck, North Dakota, seeking documents and information relating to the largest of the three 2014 water releases, and we provided the requested information during the second quarter of 2015. In August 2015, we received a notice of violation from the Three Affiliated Tribes’ Environmental Division related to our 2014 produced water releases on the Fort Berthold Indian Reservation. The notice of violation imposes fines and requests reimbursements exceeding $1.1 million; however, the notice of violation was stayed on September 15, 2015, upon our posting of a performance bond for the amount contemplated by the notice and pending the outcome of ongoing settlement discussions with the regulatory agencies asserting jurisdiction over the 2014 produced water releases. We cannot predict what the outcome of these investigations will be.

Our operations are subject to stringent and complex laws and regulations pertaining to health, safety, and the environment. We are subject to laws and regulations at the federal, state and local levels that relate to air and water quality, hazardous and solid waste management and disposal and other environmental matters. The cost of planning, designing, constructing and operating our facilities must incorporate compliance with environmental laws and regulations and safety standards. Failure to comply with these laws and regulations may trigger a variety of administrative, civil and potentially criminal enforcement measures. At March 31, 2016 and December 31, 2015, our accrual of approximately $1.7 million was primarily related to the Arrow water releases described above, which is based on our undiscounted estimate of amounts we will spend on compliance with environmental and other regulations, and any associated fines or penalties. We estimate that our potential liability for reasonably possible outcomes related to our environmental exposures (including the Arrow water releases described above) could range from approximately $1.7 million to $3.5 million.

Self-Insurance

We utilize third-party insurance subject to varying retention levels of self-insurance, which management considers prudent. Such self-insurance relates to losses and liabilities primarily associated with medical claims, workers’ compensation claims and general, product, vehicle and environmental liability. At March 31, 2016 and December 31, 2015, CEQP’s self-insurance reserves were $17.8 million and $17.2 million. We estimate that $11.3 million of this balance will be paid subsequent to March 31, 2017. As such, CEQP has classified $11.3 million in other long-term liabilities on its consolidated balance sheet at March 31, 2016. At March 31, 2016 and December 31, 2015, CMLP’s self insurance reserves were $12.3 million and $11.4 million. CMLP estimates that $7.1 million of this balance will be paid subsequent to March 31, 2017. As such, CMLP has classified $7.1 million in other long-term liabilities on its consolidated balance sheet at March 31, 2016.

Note 15—Commitments and Contingencies

Legal Proceedings

Canadian Class Action Lawsuit. Prior to the completion of our acquisition of Arrow on November 8, 2013, a train transporting over 50,000 barrels of crude oil produced in North Dakota derailed in Lac Megantic, Quebec, Canada on July 6, 2013. The derailment resulted in the death of 47 people, injured numerous others, and caused severe damage to property and the environment. In October 2013, certain individuals suffering harm in the derailment filed a motion to certify a class action lawsuit in the Superior Court for the District of Megantic, Province of Quebec, Canada, on behalf of all persons suffering loss in the derailment (the Class Action Suit).

In March 2014, the plaintiffs filed their fourth amended motion to name Arrow and numerous other energy companies as additional defendants in the class action lawsuit. The plaintiffs alleged, among other things, that Arrow (i) was a producer of the crude oil being transported on the derailed train, (ii) was negligent in failing to properly classify the crude delivered to the trucks that hauled the crude to the rail loading terminal, and (iii) owed a duty to the petitioners to ensure the safe transportation of the crude being transported. The motion to authorize the class action and motions in opposition were heard by the Court in June 2014. In June 2015, the Superior Court determined that the Class Action Suit proceeding should be allowed to proceed against certain respondents that have not contributed to the global settlement described below. Because Arrow is a contributing party to the global settlement, the Class Action Suit against Arrow has been stayed pending finalization of the global settlement plan in the United States and Canadian bankruptcy proceedings described below.

One of the defendants in the lawsuit, Montreal Main & Atlantic Railway (MM&A), filed bankruptcy actions in the U.S. Bankruptcy Court for the District of Maine and in the Canadian Bankruptcy Court. The bankruptcy trustees in the proceedings approached the respondents in the Class Action Suit (including Arrow) to contribute monetary damages to a global settlement for all claims, including any potential environmental damages, related to the Lac Megantic derailment. During the first quarter of 2015, Crestwood Midstream agreed to contribute to the global settlement in exchange for a release from all claims related to the derailment, including the Class Action Suit. In June 2015, the creditors in the Canadian bankruptcy proceeding voted unanimously in favor of the global settlement. The Canadian bankruptcy court approved the bankruptcy plan (including the global settlement) on July 13, 2015, and the United States bankruptcy court approved a modified version of the bankruptcy plan (including the global settlement) on October 9, 2015. Consistent with the modified plan approved in the US bankruptcy proceeding, the Canadian bankruptcy court also approved a modified bankruptcy plan on October 9, 2015. The US and Canadian bankruptcy proceedings were finalized in December 2015 and the funding of the settlement was complete. Crestwood Midstream’s contribution to the global settlement, in addition to associated legal fees, is fully covered by insurance, and since the global settlement is finalized, Arrow should not be exposed to additional damages relating to the derailment.

Additional lawsuits related to the derailment were filed and are pending in United States courts, however, all of lawsuits have been stayed as a result of the automatic stay arising from MM&A’s United States bankruptcy proceeding. Arrow has been named as a defendant in 39 lawsuits pending in three different courts; however, we expect these lawsuits to be dismissed with prejudice upon disbursement of funds to the victims. We expect these cases to be dismissed by the end of April 2016.

Based on Crestwood Midstream’s contribution to the global settlement and since the global settlement was approved by both bankruptcy courts, we do not anticipate any material loss in this matter after considering insurance.

Simplification Merger Lawsuits. On May 20, 2015, Lawrence G. Farber, a purported unitholder of Crestwood Midstream, filed a complaint in the Southern District of the United States, Houston Division, as a putative class action on behalf of Crestwood Midstream’s unitholders, entitled Lawrence G. Farber, individually and on behalf of all others similarly situated v. Crestwood Midstream Partners LP, Crestwood Midstream GP LLC, Robert G. Phillips, Alvin Bledsoe, Michael G. France, Philip D. Gettig, Warren H. Gfellar, David Lumpkins, John J. Sherman, David Wood, Crestwood Equity Partners LP, Crestwood Equity GP LLC, CEQP ST Sub LLC, MGP GP, LLC, Crestwood Midstream Holdings LP, and Crestwood Gas Services GP LLC. This complaint alleges, among other things, that Crestwood Midstream’s general partner breached its fiduciary duties, certain individual defendants breached their fiduciary duties of loyalty and due care, and that other defendants have aided and abetted such breaches.

On July 21, 2015, Isaac Aron, another purported unitholder of the Crestwood Midstream, filed a complaint in the Southern District of the United States, Houston Division, as a putative class action on behalf of Crestwood Midstream’s unitholders, entitled Isaac Aron, individually and on behalf of all others similarly situated vs. Robert G. Phillps, Alvin Bledsoe, Michael G. France, Philip D. Getting, Warren H. Gfeller, David Lumpkins, John J. Sherman, David Wood, Crestwood Midstream Partners, LP Crestwood Midstream Holdings LP, Crestwood Midstream GP LLC, Crestwood Gas Services GP, LLC, Crestwood Equity Partners LP, Crestwood Equity GP LLC, CEQP ST Sub LLC and MGP GP, LLC. The complaint alleges, among other things, that Crestwood Midstream’s general partner and certain individual defendants violated Sections 14(a) and 20(a) of the Securities Exchange Act of 1934 and Rule 14a-9 by filing an alleged incomplete and misleading Form S-4 Registration Statement with the Securities and Exchange Commission.

On August 12, 2015, the defendants filed a motion to consolidate the Farber and Aron cases, which the court granted on September 4, 2015. Farber subsequently dismissed his claims against all the defendants on September 16, 2015. Aron filed a motion for temporary restraining order and requested an expedited preliminary injunction hearing, which was scheduled for September 23, 2015.

On September 22, 2015, the parties entered into a memorandum of understanding (MOU) with respect to a proposed settlement of the Aron lawsuit. The settlement contemplated by the MOU is subject to a number of conditions, including notice to the class, limited confirmatory discovery and final court approval of the settlement. The defendants expect the court to approve the final settlement during the first half of 2016. The anticipated settlement of the MOU has not and will not have a material impact to our consolidated financial statements.

Property Taxes. Tres Palacios filed a lawsuit in Matagorda County for tax years 2011, 2012 and 2013 alleging that the Matagorda County Appraisal District (MCAD) assessed taxable value above the fair market value and on an unequal and non-uniform basis compared to other properties. In conjunction with its sale of Tres Palacios to Tres Holdings, Crestwood Equity retained liability for certain tax matters, including this litigation. In January 2015, Crestwood Equity received a refund related to the 2011 tax year at the conclusion of the litigation related to that tax year. For the 2012 and 2013 tax years, the MCAD asserted a taxable value that would result in property taxes of approximately $7 million for each of those years, while Tres Palacios asserted a taxable value that would result in property taxes of less than $2 million in each year. Tres Palacios paid approximately $8.6 million to Matagorda County in total for those two tax years. A bench trial was held in October 2015 related to the 2012 and 2013 tax years and the trial court has not issued a decision on those years. These lawsuits remain pending and the outcome is not yet determined.

General. We are periodically involved in litigation proceedings. If we determine that a negative outcome is probable and the amount of loss is reasonably estimable, then we accrue the estimated amount. The results of litigation proceedings cannot be predicted with certainty. We could incur judgments, enter into settlements or revise our expectations regarding the outcome of certain matters, and such developments could have a material adverse effect on our results of operations or cash flows in the period in which the amounts are paid and/or accrued. As of December 31, 2015 and 2014, both CEQP and CMLP had less than $0.1 million and approximately $1.0 million accrued for the outstanding legal matters. Based on currently available information, we believe it is remote that future costs related to known contingent liability exposures for which we can estimate will exceed current accruals by an amount that would have a material adverse impact on our consolidated financial statements. As we learn new facts concerning contingencies, we reassess our position both with respect to accrued liabilities and other potential exposures.

Any loss estimates are inherently subjective, based on currently available information, and are subject to management’s judgment and various assumptions. Due to the inherently subjective nature of these estimates and the uncertainty and unpredictability surrounding the outcome of legal proceedings, actual results may differ materially from any amounts that have been accrued.

Regulatory Compliance

In the ordinary course of our business, we are subject to various laws and regulations. In the opinion of our management, compliance with current laws and regulations will not have a material effect on its results of operations, cash flows or financial condition.

Environmental Compliance

During the year ended December 31, 2014, we experienced three releases totaling approximately 28,000 barrels of produced water on our Arrow water gathering system located on the Fort Berthold Indian Reservation in North Dakota. We immediately notified the National Response Center, the Three Affiliated Tribes and numerous other regulatory authorities, and thereafter contained and cleaned up the releases completely and placed the impacted segments of these water lines back into service. In May 2015, we experienced a release of approximately 5,200 barrels of produced water on our Arrow water gathering system, immediately notified numerous regulatory authorities and other third parties, and thereafter contained and cleaned up the release. We will continue our remediation efforts to ensure the impacted lands are restored to their prior state. We believe these releases are insurable events under our policies, and we have notified our carriers of these events. We have not recorded an insurance receivable as of December 31, 2015.

We may potentially be subject to fines and penalties as a result of the water releases. In October 2014, we received data requests from the Environmental Protection Agency (EPA) related to the 2014 water releases and we responded to the requests during the first half of 2015. In April 2015, the EPA issued a Notice of Potential Violation (NOPV) under the Clean Water Act relating to the 2014 water releases. We responded to the NOPV in May 2015, and have commenced settlement discussions with the EPA concerning the NOPV. On March 3, 2015, we received a grand jury subpoena from the United States Attorney’s Office in Bismarck, North Dakota, seeking documents and information relating to the largest of the three 2014 water releases, and we provided the requested information during the second quarter of 2015. In August 2015, we received a notice of violation from the Three Affiliated Tribes’ Environmental Division related to our 2014 produced water releases on the Fort Berthold Indian Reservation. The notice of violation imposes fines and requests reimbursements exceeding $1.1 million; however, the notice of violation was stayed on September 15, 2015, upon our posting of a performance bond for the amount contemplated by the notice and pending the outcome of ongoing settlement discussions with the regulatory agencies asserting jurisdiction over the 2014 produced water releases. We cannot predict what the outcome of these investigations will be.

Our operations are subject to stringent and complex laws and regulations pertaining to health, safety, and the environment. We are subject to laws and regulations at the federal, state and local levels that relate to air and water quality, hazardous and solid waste management and disposal and other environmental matters. The cost of planning, designing, constructing and operating our facilities must incorporate compliance with environmental laws and regulations and safety standards. Failure to comply with these laws and regulations may trigger a variety of administrative, civil and potentially criminal enforcement measures. At December 31, 2015 and 2014, our accrual of approximately $1.7 million and $1.1 million was primarily related to the Arrow water releases described above, which is based on our undiscounted estimate of amounts we will spend on compliance with environmental and other regulations, and any associated fines or penalties. We estimate that our potential liability for reasonably possible outcomes related to our environmental exposures (including the Arrow water releases described above) could range from approximately $1.7 million to $3.7 million.

Self-Insurance

We utilize third-party insurance subject to varying retention levels of self-insurance, which management considers prudent. Such self-insurance relates to losses and liabilities primarily associated with medical claims, workers’ compensation claims and general, product, vehicle and environmental liability. Losses are accrued based upon management’s estimates of the aggregate liability for claims incurred using certain assumptions followed in the insurance industry and based on past experience. The primary assumption utilized is actuarially determined loss development factors. The loss development factors are based primarily on historical data. Our self insurance reserves could be affected if future claim developments differ from the historical trends. We believe changes in health care costs, trends in health care claims of our employee base, accident frequency and severity and other factors could materially affect the estimate for these liabilities. We continually monitor changes in employee demographics, incident and claim type and evaluates our insurance accruals and adjusts our accruals based on our evaluation of these qualitative data points. We are liable for the development of claims for our disposed retail propane operations, provided they were reported prior to August 1, 2012. At December 31, 2015 and 2014, CEQP’s self-insurance reserves were $17.2 millionand $14.6 million. CEQP estimates that $11.3 million of this balance will be paid subsequent to December 31, 2016. As such, CEQP has classified $11.3 million in other long-term liabilities on our consolidated balance sheets. At December 31, 2015 and 2014, CMLP’s self-insurance reserves were $11.4 million and $7.2 million. CMLP estimates that $7.1 million of this balance will be paid subsequent to December 31, 2016. As such, CMLP has classified $7.1 million in other long-term liabilities on our consolidated balance sheets.

Contingent Consideration—Antero

In connection with the acquisition of Antero Resources Appalachian Corporation (Antero), we agreed to pay Antero conditional consideration in the form of potential additional cash payments of up to $40.0 million, depending on the achievement of certain defined average annual production levels achieved during 2012, 2013 and 2014. In February 2015, we paid Antero $40.0 million to settle the liability under the earn-out provision. This amount is reflected in changes in operating assets and liabilities, net of effects from acquisitions under operating activities in our consolidated statements of cash flows.

Commitments and Purchase Obligations

Operating Leases. We also maintain operating leases in the ordinary course of our business activities. These leases include those for office buildings, crude oil railroad cars and other operating facilities and equipment. The terms of the agreements vary from 2016 until 2032.

Future minimum lease payments under our noncancelable operating leases for the next five years ending December 31 and in total thereafter consist of the following (in millions):

Year Ending December 31,
2016	$19.1
2017	16.6
2018	15.3
2019	14.1
2020	9.2
Thereafter	23.8

Total minimum lease payments	$98.1

Our rent expense for operating leases for the years ended December 31, 2015, 2014 and 2013, totaled $37.4 million, $41.8 million and $16.4 million.

Purchase Commitments. We periodically enter into agreements with suppliers to purchase fixed quantities of NGLs, distillates, crude oil and natural gas at fixed prices. At December 31, 2015, the total of these firm purchase commitments was $188.3 million, substantially all of which will occur over the course of the next twelve months. We also enter into non-binding agreements with suppliers to purchase quantities of NGLs, distillates and natural gas at variable prices at future dates at the then prevailing market prices.

We have entered into certain purchase commitments in connection with the identified growth projects and maintenance obligations primarily related to our gathering and processing segment, the development of a rail terminal project and certain upgrades to the US Salt facility. At December 31, 2015, the total of our storage and transportation and marketing, supply and logistics operations’ firm purchase commitments was approximately $12.7 million and our gathering and processing segment’s purchase commitments totaled approximately $13.5 million. The majority of the purchases associated with these commitments are expected to occur over the next twelve months.